Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Entity Registrant Name	ZOGENIX, INC.
Entity Central Index Key	0001375151
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer